Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ / shares in Millions, R$ in Millions, $ in Millions, $ in Millions					12 Months Ended
	Nov. 14, 2018 BRL (R$)	Nov. 14, 2018 USD ($)	Dec. 06, 2016 MXN ($) $ / shares	Dec. 06, 2016 MXN ($) R$ / shares	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 06, 2016 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Value by which call option is out of the money						$ 111		$ 82
Vonpar [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Strike price per share | $ / shares			$ 128.88
Promissory notes [member] | Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Remaining unpaid balance			$ 6,534	$ 6,534	$ 4,652				R$ 916	R$ 1,090
Liabilities paid	R$ 393	$ 103
Annual rate			0.375%	0.375%	0.375%				0.375%	0.375%
Maturity period			Three-year	Three-year
Estimated fair value of derivative			$ 343	$ 343	$ 14		$ 242
Percentage by which call option is out of the money					49.80%	49.80%	30.40%	30.40%
Promissory notes [member] | Vonpar [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Strike price per share | (per share)			$ 178.5	$ 178.5
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Premium paid for outstanding call options					$ 43		$ 7